Subsidiaries - Summarized Financial Information Before Intercompany Eliminations (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)	Jan. 01, 2018 TWD ($)	Dec. 31, 2017 USD ($)
Disclosure of subsidiaries [Line Items]
Current assets	$ 79,334		$ 81,620			$ 2,677
Noncurrent assets	371,568		365,295			12,536
Current liabilities	63,939		64,160			2,157
Noncurrent liabilities	17,553		15,827			593
Equity attributable to the parent	360,936		360,656			12,177
NONCONTROLLING INTERESTS	8,474		6,272		$ 8,470	$ 286
NET INCOME	40,160	$ 1,355	41,626	$ 42,852
Profit attributable to the parent	38,988	1,315	40,485	42,039
Profit Allocated to Noncontrolling Interests	1,172	40	1,141	813
Other comprehensive loss for the year	(1,306)	(44)	(2,056)	(833)
Total comprehensive income attributable to the parent	37,705	1,272	38,486	41,207
Total comprehensive income attributable to noncontrolling interests	1,149	39	1,084	812
TOTAL COMPREHENSIVE INCOME	38,854	1,311	39,570	42,019
Net cash flow from operating activities	70,932	2,393	64,952	76,325
Net cash flow from investing activities	(36,721)	(1,239)	(21,663)	(30,453)
Net cash flow from financing activities	(36,608)	(1,234)	(42,518)	(39,186)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	122	4	58	25
Net cash inflow (outflow)	(2,275)	(76)	829	6,711
Stockholders of the parent	38,988	1,315	40,485	42,039
Noncontrolling interests	1,172	40	1,141	813
Stockholders of the parent	37,705	$ 1,272	38,486	41,207
Senao International Co., Ltd. (SENAO) [Member]
Disclosure of subsidiaries [Line Items]
Current assets	7,584		7,762
Noncurrent assets	2,531		2,535
Current liabilities	4,278		4,466
Noncurrent liabilities	160		155
Equity attributable to the parent	1,585		1,607
NONCONTROLLING INTERESTS	4,092		4,069
Revenue and income	36,038		34,453	35,944
Costs and expenses	35,200		33,476	35,171
NET INCOME	838		977	773
Profit attributable to the parent	246		287	222
Profit Allocated to Noncontrolling Interests	592		690	551
Other comprehensive income (loss) attributable to the parent	3		(21)	(1)
Other comprehensive loss attributable to noncontrolling interests	(17)		(53)	(2)
Other comprehensive loss for the year	(14)		(74)	(3)
Total comprehensive income attributable to the parent	249		266	222
Total comprehensive income attributable to noncontrolling interests	575		637	548
TOTAL COMPREHENSIVE INCOME	824		903	770
Dividends paid to noncontrolling interests	703		526	274
Net cash flow from operating activities	1,081		531	1,739
Net cash flow from investing activities	(57)		130	54
Net cash flow from financing activities	(897)		(677)	(1,530)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	(2)		(7)	11
Net cash inflow (outflow)	125		(23)	274
Stockholders of the parent	246		287	222
Noncontrolling interests	592		690	551
Stockholders of the parent	249		266	222
Chunghwa Precision Test Tech. Co., Ltd. (CHPT) [Member]
Disclosure of subsidiaries [Line Items]
Current assets	4,496		2,116
Noncurrent assets	2,167		1,872
Current liabilities	965		1,323
Noncurrent liabilities	1		1
Equity attributable to the parent	2,184		1,089
NONCONTROLLING INTERESTS	3,513		1,575
Revenue and income	3,127		2,607	1,735
Costs and expenses	2,402		2,020	1,341
NET INCOME	725		587	394
Profit attributable to the parent	294		246	182
Profit Allocated to Noncontrolling Interests	431		341	212
Other comprehensive income (loss) attributable to the parent	(1)		0	0
Other comprehensive loss attributable to noncontrolling interests	(2)		0	0
Other comprehensive loss for the year	(3)		0	0
Total comprehensive income attributable to the parent	293		246	182
Total comprehensive income attributable to noncontrolling interests	429		341	212
TOTAL COMPREHENSIVE INCOME	722		587	394
Dividends paid to noncontrolling interests	146		109	35
Net cash flow from operating activities	1,052		671	532
Net cash flow from investing activities	(639)		(904)	(200)
Net cash flow from financing activities	2,306		841	(112)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	(4)		(2)	3
Net cash inflow (outflow)	2,715		606	223
Stockholders of the parent	294		246	182
Noncontrolling interests	431		341	212
Stockholders of the parent	$ 293		$ 246	$ 182